Putnam Investments
                                        One Post Office Square
                                        Boston, MA 02109
                                        February 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Money Market Fund (Reg. No. 2-55091) (811-02608)
    Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

    Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238) (811-05215) Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund (the "Funds") hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 and No. 21 to the Registration Statements on Form N-1A (the "Amendments") for Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund , respectively, would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 1-1648.

                                        Very truly yours,

                                        PUTNAM MONEY MARKET FUND and
                                        PUTNAM TAX EXEMPT MONEY MARKET FUND

                                        /s/ Charles E. Porter
                                     By:_____________________________________
                                        Charles E. Porter
                                        Executive Vice President, Associate
                                        Treasurer and Principal Executive
                                        Officer

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP